Fair Value Measurements (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 27, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2023	Dec. 14, 2023
Short-Term Debt [Line Items]
Loss of changes in the fair value of the Yorkville convertible note		$ 78,900	$ 238,000
Bifurcated embedded derivative liabilities			$ 1,000
Face value of the convertible notes							$ 3,500,000
Common stock par value		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Issuance of private placement			$ 361,000
Expected term (in years)			10 years
Risk-free interest rate			4.45%
Expected volatility			110.95%
Bifurcated embedded derivative net assets				$ 63,000
Conversion upon simple agreements for future equity				$ 0		$ 0
Simple Agreements For Future Equity [Member]
Short-Term Debt [Line Items]
Face value of the convertible notes					$ 3,836,000
Discount price					15.00%
Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Common stock par value				$ 0.0001
Private Placement Offering 3 I L P [Member]
Short-Term Debt [Line Items]
Face value of the convertible notes	$ 11,000,000	$ 2,200,000	$ 2,200,000
Expected term (in years)			1 year
Discounted market interest rate			1000.00%
Risk-free interest rate			3.88%
Expected volatility			180.00%
Probability of optional redemption rate			28.70%
Private Placement Notes [Member] | Three I L P [Member] | Purchase Agreement [Member]
Short-Term Debt [Line Items]
Face value of the convertible notes	$ 11,000,000
Common stock par value	$ 0.0001
Warrants issued	67,124
Private Placement Warrants [Member] | Three I L P [Member] | Purchase Agreement [Member]
Short-Term Debt [Line Items]
Warrants issued	21,212
Convertible Debt [Member]
Short-Term Debt [Line Items]
Loss of changes in the fair value of the Yorkville convertible note			$ 238,000	$ 693,000
Public Warrants [Member]
Short-Term Debt [Line Items]
Warrants outstanding		23,000	23,000	23,000		23,000
Gain (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities			$ 2,300	$ 572,700
Public Warrants [Member] | Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Warrants outstanding				23,000
Gem Warrants Liability [Member]
Short-Term Debt [Line Items]
Gain (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities			$ 12,000	$ 626,000